Total
T. Rowe Price U.S. Equity Research Fund
U.S. Equity Research Fund
Investment Objective(s)
The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price U.S. Equity Research Fund - USD ($)	Investor Class		I Class	Advisor Class	R Class	Z Class
Maximum account fee	$ 20	[1]	none	none	none	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price U.S. Equity Research Fund	Investor Class	I Class	Advisor Class	R Class	Z Class
Management fees	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and service (12b-1) fees	none	none	0.25%	0.50%	none
Other expenses	0.11%	0.02%	0.24%	0.30%	0.01%
Total annual fund operating expenses	0.44%	0.35%	0.82%	1.13%	0.34%
Fee waiver/expense reimbursement	none	none	none	none	(0.34%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.44%	0.35%	0.82%	1.13%	none	[1]
[1]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - T. Rowe Price U.S. Equity Research Fund - USD ($)	Investor Class	I Class	Advisor Class	R Class	Z Class
1 Year	$ 45	$ 36	$ 84	$ 115	none
3 Years	141	113	262	359	none
5 Years	246	197	455	622	none
10 Years	$ 555	$ 443	$ 1,014	$ 1,375	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47.0% of the average value of its portfolio.
Principal Investment Strategies

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in U.S. equity securities. The strategy attempts to create a portfolio with similar characteristics to the S&P 500 Stock Index® (Index) with the potential to provide excess returns relative to the Index. The fund uses a disciplined portfolio construction process whereby it weights each sector and industry approximately the same as the Index. Within each sector and industry, the weighting of individual fund holdings can vary significantly from their weighting within the Index. The fund attempts to outperform the Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively.

A portfolio oversight team, which includes the portfolio managers, is responsible for the overall structure of the fund and for developing rules for portfolio construction. The portfolio oversight team seeks to take advantage of T. Rowe Price’s fundamental research by assigning equity analysts to select stocks for the fund within industries where they have focused expertise. The equity analysts are responsible for selecting stocks and determining the stocks’ weights within their industry-specific portfolios, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

The fund generally remains fully invested (less than 5% in cash reserves) and seeks to be sector neutral when compared to the Index. While the majority of assets are invested in large-cap U.S. common stocks, the fund may occasionally have some small- and mid-cap exposure in keeping with fund objectives.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

Principal Risks
Risk Table - T. Rowe Price U.S. Equity Research Fund	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Sector exposure

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Information technology sector

Information technology sector: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel.

Index correlation

Index correlation: Because the fund weights each sector and industry approximately the same as the Index, the fund’s ability to broadly reallocate its portfolio due to changes in outlook for a particular sector or industry is more limited than other actively managed funds with greater flexibility to overweight or underweight certain industries due to changes in market conditions. As a result, the fund’s performance may lag the performance of other actively managed funds with more flexible investment programs.

Large-cap stocks

Large-cap stocks: Securities issued by large-cap companies tend to be less volatile than securities issued by small- and mid-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful small- and mid-cap companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Active management

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	20.60%	Worst Quarter	3/31/20	-19.82%

Average Annual Total Returns Periods ended December 31, 2023

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price U.S. Equity Research Fund		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class			29.80%	16.44%	12.39%			Nov. 30, 1994
Investor Class | After Taxes on Distributions			29.44%	15.95%	11.30%
Investor Class | After Taxes on Distributions and Sales			17.90%	13.22%	9.90%
I Class			29.91%	16.54%		14.28%		Nov. 29, 2016
Advisor Class			29.37%	16.02%	12.03%			Dec. 31, 2004
R Class			29.00%	15.72%	11.71%			Dec. 31, 2004
Z Class			30.37%			3.79%		Nov. 23, 2021
S&P 500 Index		S&P 500 Index
S&P 500 Index	[1]					13.51%
S&P 500 Index			26.29%	15.69%	12.03%	2.45%	[2]
Lipper Large-Cap Core Funds Index		Lipper Large-Cap Core Funds Index
Lipper Large-Cap Core Funds Index	[1]					12.32%
Lipper Large-Cap Core Funds Index			24.65%	14.32%	10.77%	2.40%	[2]
[1]	Return since 11/29/16.
[2]	Return since 11/23/21.

Updated performance information is available through troweprice.com.